Disposals - Disposal of subsidiaries (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	[1]
Disposals
Aggregate cash consideration received	€ 3,578	€ (67)
Vodafone Spain
Disposals
Cash received for disposal of subsidiary	(3,669)
Cash consideration in respect of the disposal of subsidiaries, net of cash disposed	€ (91)

[1]	The results for the six months ended 30 September 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations. See note 5 ‘Discontinued operations and assets held for sale’ for more information.